Leases - Maturities of operating lease liabilities for continuing operations (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
For the twelve months ending December 31,
2024		$ 142
Total operating lease payments	$ 99	142
Less: imputed interest	(1)	(4)
Present value of operating lease liabilities	$ 98	$ 138	$ 103